Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The following table presents the components of loss before income taxes (in thousands):

	Year Ended December 31,
	2021	2020	2019
U.S.	$(64,394)	$(56,758)	$(48,650)
Foreign	119	(821)	(3,532)
Total	$(64,275)	$(57,579)	$(52,182)
The following table presents the components of the (provision for) benefit from income taxes (in thousands):

	Year Ended December 31,
	2021	2020	2019
Current tax expense:
U.S. Federal	$—	$—	$—
State	(49)	(5)	(29)
Foreign	3	(204)	(91)
Total current	(46)	(209)	(120)
Deferred tax expense:
U.S. Federal	—	—	—
State	—	—	—
Foreign	272	303	588
Total deferred tax benefit	272	303	588
Total income tax benefit	$226	$94	$468
The following table presents a reconciliation of the statutory federal rate to the Company’s effective tax rate:

	Year Ended December 31,
	2021	2020	2019
Federal income taxes at statutory rate	21.0%	21.0%	21.0%
State taxes, net of federal benefit	4.5	1.6	1.7
Tax credits	0.1	0.2	1.6
Equity compensation	8.4	(0.9)	(1.0)
Nondeductible revaluation	(14.4)	—	—
Change in valuation allowance	(20.8)	(20.9)	(20.6)
Transaction costs	1.2	—	—
Other, net	0.4	(0.8)	(1.8)
Effective income tax rate	0.4%	0.2%	0.9%
The following table presents the significant components of the Company’s deferred tax assets and liabilities (in thousands):

	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforward	$66,151	$55,649
Tax credit carryforward	2,364	2,298
Reserves and accruals	1,166	909
Stock based compensation	1,551	1,011
Property, plant and equipment	—	214
Lease liability	6,535	—
Intangibles	651	—
Other	2,311	898
Total deferred tax assets	80,729	60,979
Less: Deferred tax assets valuation allowance	(71,565)	(57,225)
Total deferred tax assets, net of valuation allowance	9,164	3,754
Deferred tax liabilities:
Capitalized internal-use software costs	(2,356)	(2,477)
Intangibles	—	(42)
Property, plant and equipment	(340)	—
Right-of-use assets	(4,991)	—
Total deferred tax liabilities	(7,687)	(2,519)
Net deferred tax assets	$1,477	$1,235
The following table presents a roll forward of the valuation allowance (in thousands):

	Year Ended December 31,
	2021	2020	2019
Balance at beginning of period	$57,225	$45,180	$34,435
Increase in valuation allowance	14,340	12,045	10,745
Balance at end of period	$71,565	$57,225	$45,180
As of December 31, 2021, the Company had federal net operating loss carryforwards of $271.3 million, state net operating loss carryforwards of $132.6 million and foreign net operating loss carryforwards of $5.9 million which may be available to reduce future taxable income. The gross federal net operating loss (“NOL”) carryforwards generated during and after 2018 totaling $170.7 million are carried forward indefinitely, while all others, if not utilized, will expire beginning in 2031. The gross state NOL carryforwards will expire beginning in 2025. Realization of deferred tax assets is dependent upon the generation of future taxable income, if any, the timing and amount of which are uncertain. The Company has recorded a full valuation allowance against its net U.S. deferred tax assets as of December 31, 2021 and 2020 because, based on the weight of available evidence, it is more-likely-than-not (a likelihood of more than 50%) that some or all of the deferred tax assets will not be realized.
The Company is open to examination by the U.S. federal tax jurisdiction for the years ended December 31, 2018 through 2021. The Company is also open to examination for 2011 and forward with respect to U.S. federal NOL carryforwards generated and carried forward from those years. There are currently no federal or state income tax audits in process.
The NOLs are subject to review and possible adjustment by the IRS and state tax authorities. NOL carryforwards may become subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant stockholders over a three-year period in excess of 50%, as defined under Sections
382 and 383 of the Internal Revenue Code, respectively, as well as similar state provisions. This could limit the amount of tax attributes that can be utilized annually to offset future taxable income or tax liabilities. The amount of the annual limitation is determined based on the value of the Company immediately prior to the ownership change. Subsequent ownership changes may further affect the limitation in future years. The Company has not yet conducted a study to determine if any such changes have occurred that could limit the Company’s ability to use the NOLs and tax credit carryforwards.
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Beginning of period	$574	$550	$383
Current year tax position increases	17	24	167
End of period	$591	$574	$550
The gross unrecognized tax benefits as of December 31, 2021, 2020, and 2019, if recognized, would not affect the effective tax rate as these unrecognized tax benefits would increase deferred tax assets that would be subject to a full valuation allowance. No material changes in the gross unrecognized tax benefits are expected over the next twelve months.